ACQUISITION OF ADDITIONAL OWNERSHIP INTEREST IN THE SYNCRUDE PROJECT (Details) - Syncrude $ in Millions, $ in Millions		12 Months Ended
	Feb. 23, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Feb. 23, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Percentage of additional working interest acquired	5.00%
Cash transferred	$ 923
Interest purchased (as a percent)	58.74%			58.74%
Assets acquired
Accounts receivable				$ 2
Inventory				15
Property, plant and equipment				998
Exploration and evaluation				163
Total assets acquired				1,178
Liabilities assumed
Accounts payable and other liabilities				(51)
Employee future benefits				(33)
Decommissioning provision				(169)
Deferred income taxes				(2)
Total liabilities assumed				(255)
Net assets acquired				$ 923
Contribution to gross revenues			$ 270
Contribution to consolidated net income			7
Proforma revenue contributed by acquired entity if acquisition had occurred at the beginning of year			$ 64
Proforma net loss contributed by acquired entity if acquisition had occurred at the beginning of year		$ (4)
Proforma gross revenues		39,660
Proforma net income		$ 3,300